IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / ounce Rate	Dec. 31, 2019 USD ($) $ / ounce ozt $ / pound Rate	Dec. 31, 2018 USD ($) $ / ounce $ / pound
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ (1,423,000,000)	$ 900,000,000
Copper | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC				10.00%
Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce			1,300	1,250
LOM year			19 years	15 years
Gold[member] | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple			1,200.000	1,050.000
WACC			4.00%	7.00%
Gold[member] | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt			20
WACC			3.00%	4.00%
Gold[member] | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt			30
WACC			7.00%	11.00%
Silver | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt			0.28
Silver | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt			0.42
Long-term | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound			3.00	2.85
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound)		1,200
WACC | Rate			11.00%
Acacia Mining PLC | One percent increase in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Change in Discount Rate Used In Current Measurement Of Fair Value Less Costs Of Disposal | Rate		1.00%
Lagunas Norte | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple			1.100
Lagunas Norte | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple			1.200
$100 Increase in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce		100
Estimated Change in Discount Rate Used In Current Measurement Of Fair Value Less Costs Of Disposal | Rate		1.00%
$100 Decrease in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce		100
Impairment (reversals) charges		$ 98
$0.25 decrease in copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce			0
Other impaired assets [member] | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ 166,000,000
Estimated gold price			1,250
Impairment (reversals) of long lived assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ (1,423,000,000)	$ 746,000,000
Individual assets or cash-generating units [member] | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC | Rate			3.80%
Impairment (reversals) charges	$ 405,000,000		$ 12,000,000	$ 405,000,000
Estimated gold price			$ 1,200